CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Net revenue:
Products	$ 5,482	$ 4,464	$ 3,566
Services and other	1,133	980	915
Total net revenue	6,615	5,444	4,481
Costs and expenses:
Cost of products	2,473	1,976	1,692
Cost of services and other	613	538	497
Total costs	3,086	2,514	2,189
Research and development	649	612	642
Selling, general and administrative	1,809	1,752	1,603
Total costs and expenses	5,544	4,878	4,434
Income from operations	1,071	566	47
Interest income	14	20	29
Interest expense	(86)	(96)	(88)
Gain on sale of network solutions business, net	0	132	0
Other income (expense), net	33	70	19
Income before taxes	1,032	692	7
Provision for income taxes	20	8	38
Net income (loss)	$ 1,012	$ 684	$ (31)
Net income (loss) per share:
Basic (in dollars per share)	$ 2.92	$ 1.97	$ (0.09)
Diluted (in dollars per share)	$ 2.85	$ 1.94	$ (0.09)
Weighted average shares used in computing net income (loss) per share:
Basic (in shares)	347	347	346
Diluted (in shares)	355	353	346